Share-based Compensation - Share options, additional information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2022 CNY (¥)
Share Options
Share Options
Weighted-average grant date fair value of options granted (US$ per share)	$ 0	$ 0.21	$ 0.19
Unrecognized share-based compensation for options | ¥				¥ 1.3
Remaining weighted-average period for recognition	1 year 3 months 18 days
Ordinary Shares
Share Options
Closing stock price (US$ per share)	$ 0.06
ADS
Share Options
Closing stock price (US$ per share)	$ 2.68